Submission	May 30, 2025
Submission [Line Items]
Central Index Key	0000101382
Registrant Name	UMB FINANCIAL CORP
Registration File Number	333-286487
Form Type	S-3
Submission Type	424B4
Fee Exhibit Type	EX-FILING FEES